Parent Company Only Condensed Financial Information - Condensed statements of comprehensive loss (Details) - Parent Company [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Total costs and expenses	¥ (43,924)	¥ (30,558)	¥ (12,405)
Net Loss from subsidiaries and net loss of VIEs and VIEs' subsidiaries	(4,745,316)	(7,685,211)	(6,713,764)
(Loss)/gain from non-operations	(33,081)	218,756	(63,059)
Loss before income tax expenses	(4,822,321)	(7,497,013)	(6,789,228)
Net loss	¥ (4,822,321)	¥ (7,497,013)	¥ (6,789,228)